Premises, Equipment And Leases (Tables)	12 Months Ended
Dec. 31, 2011
Premises, Equipment And Leases [Abstract]
Summary Of Premises And Equipment

(Dollars in thousands)	2011	2010

Land	$71,376	$66,914
Buildings	341,727	338,060
Leasehold improvements	44,407	44,880
Furniture, fixtures, and equipment	221,544	213,289

Premises and equipment, at cost	679,054	663,143
Less accumulated depreciation and amortization	357,801	340,824

Premises and equipment, net	$321,253	$322,319

Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment

(Dollars in thousands)

2012	$21,147
2013	15,255
2014	10,939
2015	8,616
2016	7,419
2017 and after	33,565

Total minimum lease payments	$96,941

Rent Expense Incurred Under All Operating Lease Obligations

(Dollars in thousands)	2011	2010	2009

Rent expense, gross	$25,494	$32,673	$38,070
Sublease income	(3,883)	(4,275)	(4,368)

Rent expense, net	$21,611	$28,398	$33,702